Note 18 - Accrued Restructuring Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Facility Closing [Member]
Balance at December 31, 2013	$ 0
Restructuring Charges		$ 0
Payments	$ (42,000)	(44,000)
Restructuring reserve		$ 0
Employee Relocation [Member]
Balance at December 31, 2013	$ 0
Restructuring Charges	(9,000)	$ 70,000
Payments	$ (19,000)	(42,000)
Restructuring reserve		0
Employee Severance [Member]
Balance at December 31, 2013	$ 0	0
Restructuring Charges	3,000	16,000
Payments	$ (3,000)	(16,000)
Restructuring reserve		$ 0
Balance at December 31, 2013	$ 0
Restructuring Charges	(6,000)	$ 172,000
Payments	$ (64,000)	(102,000)
Restructuring reserve		$ 0